Income Taxes (Income Loss Before Income Taxes Expense Benefit) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012		Mar. 31, 2011
Income Taxes [Line Items]
Income (loss) before income tax expense (benefit)	¥ 1,415,871	¥ 849,942		¥ 821,812
Domestic Income [Member]
Income Taxes [Line Items]
Income (loss) before income tax expense (benefit)	898,596	1,037,891		443,304
Foreign Income (Loss) [Member]
Income Taxes [Line Items]
Income (loss) before income tax expense (benefit)	¥ 517,275	¥ (187,949)	[1]	¥ 378,508

[1]	An other-than-temporary impairment loss of Morgan Stanley's common stock was included in Foreign income (loss). See Note 2 for further details of an other-than-temporary impairment loss of Morgan Stanley's common stock.